Long-Term Borrowings and Capital Lease Obligations - Additional Information (Detail)				1 Months Ended		12 Months Ended		24 Months Ended
	Mar. 17, 2016 USD ($)	Feb. 23, 2016 USD ($)	Apr. 08, 2013 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2015 GBP (£)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity		$ 700,000,000
Debt Instrument, Term		5 years
Long-term debt						$ 3,360,255,000	$ 1,423,956,000	$ 3,360,255,000
Standby letters of credit
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity		$ 50,000,000
Repayment of Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, Outstanding						$ 0		$ 0
3.800% Senior Notes due 2021
Debt Instrument [Line Items]
Debt Instrument, Term						5 years	5 years
Aggregate principal amount	$ 750,000,000
Senior notes interest rate	3.80%					3.80%	3.80%	3.80%
Debt instrument, maturity date						Apr. 01, 2021	Apr. 01, 2021
Senior notes maturity year	2021
Long-term debt						$ 743,625,000		$ 743,625,000
4.800% Senior Notes due 2026
Debt Instrument [Line Items]
Debt Instrument, Term						10 years	10 years
Aggregate principal amount	$ 750,000,000
Senior notes interest rate	4.80%					4.80%	4.80%	4.80%
Debt instrument, maturity date						Apr. 01, 2026	Apr. 01, 2026
Senior notes maturity year	2026
Long-term debt						$ 742,383,000		$ 742,383,000
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Debt Instrument, Term						5 years	5 years
Aggregate principal amount					$ 550,000,000
Senior notes interest rate					2.375%	2.375%	2.375%	2.375%
Debt instrument, maturity date						Jun. 01, 2018	Jun. 01, 2018
Senior notes maturity year					2018
Long-term debt						$ 548,615,000	$ 547,720,000	$ 548,615,000
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Term								10 years
Aggregate principal amount					$ 550,000,000
Senior notes interest rate					3.75%	3.75%	3.75%	3.75%
Debt instrument, maturity date						Jun. 01, 2023	Jun. 01, 2023
Senior notes maturity year					2023
Long-term debt						$ 543,947,000	$ 543,153,000	$ 543,947,000
Netspend Holdings Inc
Debt Instrument [Line Items]
Business acquisition, cost of acquired entity, purchase price				$ 750,000		1,400,000,000
TransFirst
Debt Instrument [Line Items]
Business acquisition, cost of acquired entity, purchase price	$ 2,350,000,000					2,351,400,000
Term Loan
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity			$ 200,000,000
Credit facility, Outstanding						697,800,000		697,800,000
Credit agreement term			5 years
Outstanding balance on the Credit Agreement							0
Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin rate		1.50%	1.125%
Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate		1.00%	1.00%
Term Loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate		1.75%	1.75%
Term Loan | Base rate
Debt Instrument [Line Items]
Debt instrument, margin rate		0.50%
Term Loan | Base rate | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.00%
Term Loan | Base rate | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.75%
Bridge Loan Facility
Debt Instrument [Line Items]
Credit agreement commitment		$ 1,150,000,000
Bridge loan facility, term		364 days
Line of Credit, Current		$ 350,000,000
Bridge Loan Facility | Before Amendment
Debt Instrument [Line Items]
Credit agreement commitment		2,000,000,000
Unsecured revolving credit facility
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity		800,000,000
Repayments of Debt		400,000,000
Credit facility, Outstanding		$ 70,000,000
Unsecured revolving credit facility | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.10%
Unsecured revolving credit facility | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.25%
Unsecured revolving credit facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin rate		1.30%
Unsecured revolving credit facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.90%
Unsecured revolving credit facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate		1.50%
Unsecured revolving credit facility | Base rate
Debt Instrument [Line Items]
Debt instrument, margin rate		0.30%
Unsecured revolving credit facility | Base rate | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.00%
Unsecured revolving credit facility | Base rate | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate		0.50%
Refinancing Term Loan | Term Loan
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity		$ 300,000,000
Delayed Draw Term Loan | Term Loan
Debt Instrument [Line Items]
Credit facility, Maximum Borrowing Capacity		$ 400,000,000
Financing agreement for perpetual software licenses
Debt Instrument [Line Items]
Aggregate principal amount						0	30,000,000	0				$ 13,600,000	$ 13,600,000
Financing agreement for perpetual software licenses | Financing Agreement In September 2014
Debt Instrument [Line Items]
Balance of financing agreement						0		0
Financing agreement for perpetual software licenses | Financing Agreement In December 2015
Debt Instrument [Line Items]
Balance of financing agreement						$ 13,900,000	$ 13,000,000	$ 13,900,000
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Aggregate principal amount									£ 1,300,000	$ 1,900,000	£ 900,000	$ 1,400,000
Debt instrument, maturity date				Dec. 01, 2017		Dec. 07, 2017	Dec. 07, 2017
Long-term debt							$ 3,202,000
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate						2.00%	2.00%
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin rate				2.00%
Senior Notes
Debt Instrument [Line Items]
Debt instrument, fee amount					$ 8,900,000
Debt instrument, discount					$ 4,300,000